Restructuring Charges (Tables)	12 Months Ended
Dec. 31, 2019
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Charges

	Year Ended
	December 31, 2019	December 31, 2018	December 31, 2017
	(in thousands)
Restructuring charges	$—	$12,490	$7,753
Net charge	$—	$12,490	$7,753

Schedule of Restructuring Reserve by Type of Cost

	Workforce reductions	Onerous Lease	Total
	(in thousands)
Total provision recognized	$9,684	$2,806	$12,490
Utilized	(5,399)	(672)	$(6,071)
Provision at December 31, 2018	$4,285	$2,134	$6,419
Utilized	(3,554)	(1,228)	(4,782)
Provision at December 31, 2019	$731	$906	$1,637